OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2015	2014

Employees and payroll accruals	$463	$235
Accrued expenses	639	760

	$1,102	$995